FAIR VALUE MEASUREMENTS, Gross Holding Gains and Fair Value of Held-to-Maturity Securities (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Cash [Member]
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust	$ 753	$ 753
US Treasury Securities [Member]
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust		$ 230,006,014
US Treasury Securities [Member]
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust	230,052,496
Recurring [Member] | Level 1 [Member] | US Treasury Securities [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	230,052,496
Gross Holding Gain	4,291
Fair Value	$ 230,056,787
Maturity Date	Mar. 18, 2021